Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
	2017	2016
	£m	£m
Opening balance as at 1 January	23,383	21,467
Issuances	3,041	1,457
Redemptions	(1,378)	(1,143)
Other	(1,220)	1,602
Total subordinated liabilities	23,826	23,383

	2017	2016
	£m	£m
Undated subordinated liabilities	4,191	4,495
Dated subordinated liabilities	19,635	18,888
Total subordinated liabilities	23,826	23,383

Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
k Subordinated liabilities

	2017	2016
	£m	£m
Undated subordinated liabilities	4,192	4,495
Dated subordinated liabilities	20,001	19,376
Total subordinated liabilities	24,193	23,871

Undated Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Detailed information about Subordinated liabilities
Undated subordinated liabilities
		Subordinated liabilities per balance sheet
		2017	2016
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	16	17
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	197	232
Reserve Capital Instruments (RCIs)
7.434% Step-up Callable Perpetual Reserve Capital Instruments (USD 117m)	2017	-	100
6.3688% Step-up Callable Perpetual Reserve Capital Instruments	2019	36	37
14% Step-up Callable Perpetual Reserve Capital Instruments	2019	3,142	3,124
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	52	54
Undated Notes
6.375% Undated Subordinated Notes	2017	-	140
7.7% Undated Subordinated Notes (USD 99m)	2018	74	84
8.25% Undated Subordinated Notes	2018	144	148
7.125% Undated Subordinated Notes	2020	182	193
6.125% Undated Subordinated Notes	2027	43	45
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	31
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	21	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)	2021	87	91
9% Permanent Interest Bearing Capital Bonds	At any time	45	47
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	51	54
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	73	77
Total undated subordinated liabilities		4,191	4,495

Dated subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Detailed information about Subordinated liabilities
30 Subordinated liabilities continued
Dated subordinated liabilities
			Subordinated liabilities per balance sheet
			2017	2016
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m)	2020	2025	1,119	1,084
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,325	-
4.375% Fixed Rate Subordinated Notes (USD 1,250m)	-	2024	947	1,054
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	111	-
5.20% Fixed Rate Subordinated Notes (USD 2,050m)	-	2026	1,439	1,590
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,471	-
Barclays Bank PLC issued	-
6.05% Fixed Rate Subordinated Notes (USD 1,556m)	-	2017	-	1,316
Floating Rate Subordinated Notes (EUR 40m)	-	2018	36	34
6% Fixed Rate Subordinated Notes (EUR 1,750m)	-	2018	1,643	1,590
CMS-Linked Subordinated Notes (EUR 100m)	-	2018	93	90
CMS-Linked Subordinated Notes (EUR 135m)	-	2018	124	120
Fixed/Floating Rate Subordinated Callable Notes	2018	2023	533	548
7.75% Contingent Capital Notes (USD 1,000m)	2018	2023	747	822
Floating Rate Subordinated Notes (EUR 50m)	-	2019	44	42
5.14% Lower Tier 2 Notes (USD 1,094m)	-	2020	841	956
6% Fixed Rate Subordinated Notes (EUR 1,500m)	-	2021	1,484	1,444
9.5% Subordinated Bonds (ex-Woolwich Plc)	-	2021	273	286
Subordinated Floating Rate Notes (EUR 100m)	-	2021	88	85
10% Fixed Rate Subordinated Notes	-	2021	2,261	2,345
10.179% Fixed Rate Subordinated Notes (USD 1,521m)	-	2021	1,118	1,285
Subordinated Floating Rate Notes (EUR 50m)	-	2022	44	43
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)	-	2022	1,043	1,042
7.625% Contingent Capital Notes (USD 3,000m)	-	2022	2,163	2,390
Subordinated Floating Rate Notes (EUR 50m)	-	2023	44	43
5.75% Fixed Rate Subordinated Notes	-	2026	366	384
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)	-	2027	97	103
6.33% Subordinated Notes	-	2032	62	64
Subordinated Floating Rate Notes (EUR 68m)	-	2040	60	58
Issuances by other subsidiaries	-	2018-2019	59	70
Total dated subordinated liabilities			19,635	18,888